UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  06-30-01


Check here if Amendment [x]; Amendment Number:  1
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               11-20-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total: 84857000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105     4377   101667 SH       Sole                    88797             12870
American International Group I COM              026874107     4416    51353 SH       Sole                    45286              6067
Automatic Data Processing      COM              530151034     2195    44160 SH       Sole                    39175              4985
Capstone Turbine               COM              14067D102     1078    48810 SH       Sole                    42370              6440
Cisco Systems Inc.             COM              17275R102     2276   125064 SH       Sole                   107241             17823
Computer Sciences Corp.        COM              205363104     2000    57793 SH       Sole                    51753              6040
DST Systems                    COM              233326107      574    10890 SH       Sole                     9670              1220
DeVry, Inc.                    COM              251893103     1542    42680 SH       Sole                    37460              5220
EMC Corporation                COM              268648102     3105   106892 SH       Sole                    93532             13360
Eli Lilly                      COM              532457108     2446    33060 SH       Sole                    29260              3800
Emerson Electric               COM              291011104      954    15768 SH       Sole                    13668              2100
Enron Corp.                    COM              293561106     2667    54430 SH       Sole                    46980              7450
Expeditors International       COM              302130109     2322    38700 SH       Sole                    33710              4990
Exxon Mobil                    COM              30231G102      501     5730 SH       Sole                     5730
General Electric               COM              369604103     3133    64265 SH       Sole                    53785             10480
Guidant                        COM              401698105     2324    64565 SH       Sole                    55645              8920
HomeDepot                      COM              437076102     3999    85901 SH       Sole                    74636             11265
JP Morgan Chase & Co.          COM              46625H100     2040    45736 SH       Sole                    40286              5450
Johnson & Johnson              COM              478160104     3907    78147 SH       Sole                    67557             10590
Lear Corp.                     COM              521865105     1826    52318 SH       Sole                    46958              5360
Medtronic, Inc.                COM              585055106     3688    80165 SH       Sole                    70145             10020
Merck                          COM              589331107     1209    18916 SH       Sole                    17516              1400
Merrill Lynch                  COM              590188108      852    14385 SH       Sole                    11715              2670
Microsoft Corp.                COM              594918104      416     5699 SH       Sole                     3299              2400
Omnicom                        COM              681919106     3197    37171 SH       Sole                    32611              4560
Paychex                        COM              704326107     3368    84207 SH       Sole                    73993             10214
Pfizer                         COM              717081103     4790   119612 SH       Sole                   104360             15252
Qualcomm                       COM              747525103     3860    66005 SH       Sole                    57680              8325
SEI Investments                COM              784117103     1720    36290 SH       Sole                    31710              4580
Starbucks Inc.                 COM              855244109     1488    64690 SH       Sole                    59830              4860
State Street Corp.             COM              857477103     4250    85868 SH       Sole                    74718             11150
Surebeam Corp                  COM              86866R102      420    24560 SH       Sole                    20100              4460
Texas Instruments              COM              882508104     1170    37155 SH       Sole                    32365              4790
Tyco International Ltd.        COM              G9143X208     3179    58328 SH       Sole                    52628              5700
Univision                      COM              914906102     3567    83373 SH       Sole                    73023             10350